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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 1, 2014 to August 31, 2014

             Commission File Number of issuing entity:  333-183569-03

Nissan Auto Receivables 2013-C Owner Trust
(Exact name of issuing entity as specified in its charter)

             Commission File Number of depositor:  333-183569

Nissan Auto Receivables Corporation II
(Exact name of depositor as specified in its charter)

Nissan Motor Acceptance Corporation
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-7101953
(I.R.S. Employer Identification No.)

           c/o Wilmington Trust, National Association, Rodney Square North,
           1100 North Market Street, Wilmington, Delaware
          (Address of principal executive offices of the issuing entity)                                   19890
                (Zip Code)

(302) 636-6194
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
Asset Backed Notes, Class A-1	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-2	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-3	[__]	[__]	[_X_]	_________
Asset Backed Notes, Class A-4	[__]	[__]	[_X_]	_________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ..X... No ......

PART I – DISTRIBUTION INFORMATION

Item 1.                      Distribution and Pool Performance Information.

Distribution and pool performance information with respect to the receivables that comprise the assets of Nissan Auto Receivables 2013-C Owner Trust are set forth in the attached Monthly Servicer’s Certificate.

No assets securitized by Nissan Motor Acceptance Corporation (the “Securitizer”) and held by Nissan Auto Receivables 2013-C Owner Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from August 1, 2014 to August 31, 2014.  The Securitizer filed a Form ABS-15G on February 6, 2014.  The CIK number of the Securitizer is 0001540639.

PART II – OTHER INFORMATION

Item 9.                      Exhibits.

(a)	Monthly Servicer’s Certificate for the month of August 2014 – Nissan Auto Receivables 2013-C Owner Trust.

(b)	Exhibits:	99.1 Monthly Servicer’s Certificate for the month of August 2014 – Nissan Auto Receivables 2013-C Owner Trust.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

NISSAN AUTO RECEIVABLES 2013-C OWNER TRUST By: Nissan Motor Acceptance Corporation, as administrator
Date: September 29, 2014	By: /s/ Andre R. Medeiros Andre R. Medeiros, Assistant Treasurer

EXHIBIT INDEX

Exhibit No.	Description

99.1	Monthly Servicer’s Certificate for the month of August 2014 – Nissan Auto Receivables 2013-C Owner Trust.